Average Annual Total Returns - A C I Shares - JPMorgan Short-Intermediate Municipal Bond Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. 1-5 YEAR BLEND (1-6) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. 1-5 YEAR BLEND (1-6) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. 1-5 YEAR BLEND (1-6) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	0.67%	1.41%	1.25%	1.47%	1.36%	1.06%	3.46%	2.33%	1.96%	3.46%	2.29%	1.94%	2.73%	2.17%	1.84%	3.15%	2.17%	2.13%